Segment information	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Segment information	Segment informationThe Company reports segment information based on internal reports used by the chief operating decision maker (“CODM”) to make operating and resource allocation decisions and to assess performance. The CODM is the Chief Executive Officer. The CODM makes decisions and assesses performance of the Company on a consolidated basis such that the Company is a single reportable operating segment.
The following table presents revenue on a geographic basis for the years ended December 31:

	2022	2021
	$	$
North America	108,703	76,120
Rest of World	34,209	28,122
	142,912	104,242

The following table presents property and equipment on a geographic basis as at December 31:

	2022	2021
	$	$
North America	948	1,044
Rest of World	1,676	1,601
	2,624	2,645
The following table presents ROU asset on a geographic as at December 31:

	2022	2021
	$	$
North America	906	1,537
Rest of World	1,132	1,522
	2,038	3,059